Loans from Third Parties - Schedule of Future Obligations for the Loans from Third Parties (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Schedule of Future Obligations for the Loans from Third Parties [Abstract]
2027	$ 304,887	¥ 2,068,691
2028	308,997	2,096,582
Total future loan payments	613,884	4,165,273
Less: Imputed interest	55,710	378,000
Total loans from third parties	$ 558,174	¥ 3,787,273